Consolidating Guarantor and Non-Guarantor Financial Information - Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Consolidating Statement of Comprehensive Income
Net (loss) income	$ 43,217	$ 110,528	$ 354,939	$ (169,289)	$ 110,912	$ 56,769	$ (173,579)	$ (63,707)	$ 339,395	$ (69,605)	$ 143,874
Other comprehensive (loss) income									(9)	13	(1,671)
Comprehensive income (loss)									339,386	(69,592)	142,203
Reportable Entity | NGL Energy Partners LP (Parent)
Consolidating Statement of Comprehensive Income
Net (loss) income									360,047	(70,875)	137,042
Comprehensive income (loss)									360,047	(70,875)	137,042
Reportable Entity | Guarantor Subsidiaries
Consolidating Statement of Comprehensive Income
Net (loss) income									477,103	94,485	219,794
Other comprehensive (loss) income									(18)	58	(1,626)
Comprehensive income (loss)									477,085	94,543	218,168
Reportable Entity | Non-Guarantor Subsidiaries
Consolidating Statement of Comprehensive Income
Net (loss) income									(65,517)	(114,954)	5,496
Other comprehensive (loss) income									9	(45)	(45)
Comprehensive income (loss)									(65,508)	(114,999)	5,451
Consolidating Adjustments
Consolidating Statement of Comprehensive Income
Net (loss) income									(432,238)	21,739	(218,458)
Comprehensive income (loss)									$ (432,238)	$ 21,739	$ (218,458)